SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Material Terms and Conditions of the Insurance Agreement (Details) - USD ($)			12 Months Ended
	Feb. 01, 2018	Feb. 01, 2017	Mar. 31, 2020	Mar. 31, 2019
Guarantee Plan
Guarantor Obligations [Line Items]
Percentage of service fee			0.50%
Insurance policy premium (in percentage)			4.50%
Insurance Agreement
Guarantor Obligations [Line Items]
Percentage of insurance fee on borrowings		2.00%
Percentage of loan default risk premium	2.00%
Percentage of service fee	2.00%
Claims for compensation outstanding			$ 0
Contingent liability			$ 0	$ 0
Investor protection service | Insurance Agreement
Guarantor Obligations [Line Items]
Term of agreement (in years)		1 year